Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current, Federal
Current, State					1,600	1,603
Total current					1,600	1,603
Deferred, Federal
Deferred, State
Total deferred
Provision for income taxes				$ 1,600	$ 1,600	$ 1,603